INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INCOME TAX
Note 10	Income Taxes

The Company established a full valuation allowance for all periods presented due to the uncertainty of realizing future tax benefits from its net operating loss carry-forwards and other deferred tax assets. As of September 30, 2024 and December 31, 2023, the Company has a valuation allowance of $3,459,310 and $2,463,599, respectively. Management assesses the need for the valuation allowance on a quarterly basis. In assessing the need for a valuation allowance, the Company considers all positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance.

The Company evaluates and updates the estimated annual effective income tax rate on a quarterly basis based on current and forecasted operating results and tax laws. Consequently, based upon the mix and timing of the Company’s actual earnings compared to annual projections, the effective tax rate may vary quarterly and may make quarterly comparisons not meaningful. The quarterly income tax provision is generally comprised of tax expense on income or benefit on loss at the most recent estimated annual effective tax rate. The tax effect of discrete items is recognized in the period in which they occur at the applicable statutory rate.

For the three and nine months ended September 30, 2024, the Company recorded income tax benefit of $550,030 and $2,791,238, respectively for continuing operations. The effective tax rate of 5.1% applied to income for nine months ended September 30, 2024, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, goodwill impairment charges, changes in fair value of financial instruments, and changes to valuation allowance.

For the three and nine months ended September 30, 2023, the Company (as the successor of VSee Lab for accounting purposes) recorded income tax benefit of $233,716 and $590,954, respectively, for continuing operations. The effective tax rate of 37.5% applied to income for the nine months ended September 30, 2023, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, and changes to valuation allowance.

Digital Health Acquisition Corp.
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets were offset with a valuation allowance resulting in zero deferred tax assets, net of allowance as of December 31, 2023 and 2022.

The Company’s net deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$461,882	$(379)
Start-up/organization expenses	1,622,610	962,297
Total deferred tax assets	2,084,492	961,918
Valuation allowance	(2,084,492)	(961,918)
Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	For the years ended December 31,
	2023	2022
Federal
Current	$—	$187,225
Deferred	(926,728)	(741,805)

State
Current	—	—
Deferred	(191,524)	(153,306)
Change in valuation allowance	1,118,252	895,111
Income tax provision	$—	$187,225

As of December 31, 2023 and 2022, the Company has $1,822,738 and $0 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $1,118,252 and $895,111, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	4.3%
Change in fair value of Bridge Note – bifurcated derivative	0.7%	(0.7)%
Change in fair value of PIPE forward contract derivative	1.0%	(1.4)%
Initial fair value of ELOC	(1.2)%	—
Initial fair value of Additional Bridge	0.1%	—
Change in fair value of Exchange Note	(0.6)%	—
Change in fair value of ELOC	0.0%	—
Change in fair value of Additional Bridge Note	0.0%	—
Change in valuation allowance	(25.3)%	(29.3)%
Income tax provision	0.0%	(6.1)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.